[E.V. LOGO]

MUTUAL FUNDS FOR PEOPLE                                 [EIFFEL TOWER GRAPHIC]
WHO PAY TAXES


Semiannual Report April 30, 1999

                                   EATON VANCE
                                   TAX-MANAGED
                                  INTERNATIONAL
                                   GROWTH FUND


[PAGOTA GRAPHIC]
[SYDNEY OPERA HOUSE GRAPHIC]

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 1999

INVESTMENT UPDATE

[PHOTO]
Armin J. Lang
Portfolio Manager

Investment Environment
-------------------------------------------------------------------------------
THE ECONOMY

- Economic conditions in developed markets outside the United States continued to be favorable for equities. In Europe, steady growth has seemed to be on track, while in Japan signs of recovery have emerged over the last few months. In both cases, the macro-economic picture has benefited from very low inflation and an attractive interest rate environment.

- Defying expectations, Japan has been one of the best-performing equity markets in 1999. After a pronounced underperformance over the last 10 years, the market is reflecting anticipation of a sustained economic recovery.

- Although leadership in international equity markets has broadened, the focus remains on high-quality, long-term growth potential and restructuring.

The Fund
-------------------------------------------------------------------------------
THE PAST SIX MONTHS

- During the six months ended April 30, 1999, the Fund's Class A shares had a total return of 13.80%.(1) This return was the result of an increase in net asset value (NAV)to $10.06 on April 30, 1999 from $8.84 on October 31, 1998.

- The Fund's Class B shares had a total return of 13.28%1 during the period, the result of an increase in NAV to $9.98 from $8.81.

- The Fund's Class C shares had a total return of 13.18%1 during the period, the result of an increase in NAV to $9.96 from $8.80.

- For comparison, during the six months ended 4/30/99, the Morgan Stanley Capital International Europe, Australasia, Far East Index (EAFE), an unmanaged index used as the benchmark for international portfolio performance, had a return of 15.44%.(2)

MANAGEMENT DISCUSSION

- The Fund invests in a diversified portfolio of foreign equity securities. In the pursuit of its investment objective of long-term, after-tax returns, the Fund employs a number of tax-efficient strategies in an effort to minimize taxes for shareholders.

- Telecom Italia, one of the Fund's largest holdings, has been the subject of a lengthy, high-profile takeover battle. The company's smaller rival, Olivetti, recently purchased 51% of the company in a hostile takeover.

- Nomura Securities is Japan's top brokerage firm. The company is also a major presence abroad; about half its profits come from outside Asia from services including trading, asset management, and mergers andacquisitions.

- British Petroleum merged with Amoco last year in a $55 billion transaction. The combined company, BPAmoco, is among the three largest integrated energy companies in the world.

Ten Largest Country Concentrations*                 By total net assets
-------------------------------------------------------------------------
United Kingdom                                             18.0%
Japan                                                      17.7
Germany                                                    12.4
Netherlands                                                 9.9
France                                                      8.3
United States                                               7.0
Italy                                                       5.9
Switzerland                                                 5.6
Spain                                                       2.7
Denmark                                                     2.5

*Concentrations are subject to change.

-------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Fund Information
as of April 30, 1999

Performance(3)                 Class A      Class B      Class C
------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
------------------------------------------------------------------
One Year                        2.34%        1.53%         1.32%
Life of Fund+                   0.59        -0.20         -0.39

SEC Average Annual Total Returns
(including sales charge or applicable CDSC)
------------------------------------------------------------------
One Year                       -3.55%       -3.47%         0.32%
Life of Fund+                  -5.08        -5.09         -0.39

+Inception Dates -- Class A: 4/22/98; Class B: 4/22/98; Class C:4/22/98

Ten Largest Holdings(4) By total net assets
------------------------------------------------
Mobilcom                                    1.8%
Telecom Italia Mobile                       1.8
Northern Leisure                            1.7
Nomura Securities                           1.7
Volker Wessels Stevin                       1.7
Telecom Italia                              1.7
Sagem                                       1.7
BPAmoco                                     1.4
Autobacs Seven                              1.4
Scor                                        1.4


(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) It is not possible to invest directly in an Index. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% -
1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (4) Ten largest equity holdings accounted for 16.3% of the Fund's net assets. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 93.8%


                SECURITY                  SHARES            VALUE
------------------------------------------------------------------------
Airlines -- 0.5%
------------------------------------------------------------------------
Societe Airline France(1)                      10,000       $    185,413
------------------------------------------------------------------------
                                                            $    185,413
------------------------------------------------------------------------
Appliances and Household Durables -- 1.7%
------------------------------------------------------------------------
Aiwa Co. Ltd.                                   5,400       $    153,416
Philips Electronics NV                          2,500            215,873
Sony Corp.                                      2,300            214,289
------------------------------------------------------------------------
                                                            $    583,578
------------------------------------------------------------------------
Auto and Parts -- 2.3%
------------------------------------------------------------------------
Bridgestone Corp.                              13,000       $    347,608
Ducati Motor Holding-SPA ADR                    1,000             29,688
Labinal                                         1,600            397,863
------------------------------------------------------------------------
                                                            $    775,159
------------------------------------------------------------------------
Automobiles -- 2.6%
------------------------------------------------------------------------
Honda Motor Co. Ltd.                           10,000       $    439,524
Toyota Motor Co.                               10,000            283,267
Volkswagen AG(1)                                2,200            156,403
------------------------------------------------------------------------
                                                            $    879,194
------------------------------------------------------------------------
Banking -- 8.4%
------------------------------------------------------------------------
ABN Amro Holdings                               9,880       $    236,050
Allied Irish Banks PLC                          8,091            135,602
Allied Irish Banks PLC                          4,147             67,224
Banco Popular Espanola                          3,000            212,960
Banco Santander Central Hisp                    9,000            196,050
Bank of Scotland                                8,179            122,644
Commerzbank AG                                 12,000            389,048
Dexia                                           1,100            154,422
HSBC Holdings PLC                               7,277            274,057
Lloyds TSB Group PLC                           22,117            356,059
National Australia Bank Ltd.                    6,273            121,758
Svenska Handelsbanken "A"                       2,400             90,071
UBS (Schw. Bank Gesellschaft)                     800            272,587
Vontobel Holding AG                               110            190,659
------------------------------------------------------------------------
                                                            $  2,819,191
------------------------------------------------------------------------
                SECURITY                  SHARES            VALUE
------------------------------------------------------------------------
Broadcasting and Cable -- 1.2%
------------------------------------------------------------------------
Mih Ltd.                                       20,000       $    392,500
------------------------------------------------------------------------
                                                            $    392,500
------------------------------------------------------------------------
Broadcasting and Publishing -- 0.9%
------------------------------------------------------------------------
Nippon Television Network                         900       $    315,855
------------------------------------------------------------------------
                                                            $    315,855
------------------------------------------------------------------------
Business and Public Services -- 3.6%
------------------------------------------------------------------------
Dai Nippon Printing Co. Ltd.                   15,000       $    237,142
Rentokil Initial                               46,000            270,942
Sap AG                                          1,110            356,342
Tas Groep NV(1)                               105,325            334,776
------------------------------------------------------------------------
                                                            $  1,199,202
------------------------------------------------------------------------
Chemicals -- 0.7%
------------------------------------------------------------------------
Air Liquide                                       425       $     65,742
Sumitomo Bakelite Co. Ltd.                     23,000            172,200
------------------------------------------------------------------------
                                                            $    237,942
------------------------------------------------------------------------
Communications Services -- 2.4%
------------------------------------------------------------------------
British Telecommunications PLC                 19,000       $    317,820
Cable and Wireless Optus Ltd.(1)              100,000            224,315
France Telecom SA                               3,500            283,496
------------------------------------------------------------------------
                                                            $    825,631
------------------------------------------------------------------------
Computer Software -- 1.4%
------------------------------------------------------------------------
Applied Theory Corp.                           10,000       $    205,000
Informatica Corp.                               2,500             70,625
Mpath Interactive, Inc.                           500             19,688
Razorfish, Inc.(1)                              2,000             87,000
US Internetworking, Inc.                        2,000            102,250
------------------------------------------------------------------------
                                                            $    484,563
------------------------------------------------------------------------
Construction and Housing -- 1.9%
------------------------------------------------------------------------
Leighton Holdings Ltd.                         20,000       $     75,212
Volker Wessels Stevin                          29,086            577,812
------------------------------------------------------------------------
                                                            $    653,024
------------------------------------------------------------------------
Data Processing and Reproduction -- 1.2%
------------------------------------------------------------------------
Canon, Inc.                                    16,000       $    390,391
------------------------------------------------------------------------
                                                            $    390,391
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                SECURITY                  SHARES            VALUE
------------------------------------------------------------------------
Drugs -- 1.7%
------------------------------------------------------------------------
Elan Corp., PLC ADR                             6,000       $    309,000
Sepracor, Inc.(1)                               3,000            253,500
------------------------------------------------------------------------
                                                            $    562,500
------------------------------------------------------------------------
Electrical and Electronics -- 4.2%
------------------------------------------------------------------------
Nokia Oyj-A                                     3,200       $    247,838
Sagem SA                                        1,000            561,535
Siemens AG                                      3,000            222,495
VTECH Holdings Ltd.                           116,000            396,607
------------------------------------------------------------------------
                                                            $  1,428,475
------------------------------------------------------------------------
Electronic Components - Instruments -- 1.6%
------------------------------------------------------------------------
Rohm Co.                                        2,000       $    242,490
Siebe PLC                                      61,000            311,616
------------------------------------------------------------------------
                                                            $    554,106
------------------------------------------------------------------------
Energy Sources -- 4.0%
------------------------------------------------------------------------
BP Amoco PLC                                   25,778       $    489,356
Eni SPA                                        47,000            309,834
Repsol SA                                      12,600            205,585
Royal Dutch Petroleum Co.                       6,000            350,271
------------------------------------------------------------------------
                                                            $  1,355,046
------------------------------------------------------------------------
Financial Services -- 6.0%
------------------------------------------------------------------------
Abbey National                                 14,000       $    316,305
Acom Co. Ltd.                                   5,000            373,929
ING Groep NV                                    4,536            280,184
Julius Baer Holdings                               50            163,296
Nomura Securities Co. Ltd.                     54,000            581,173
Promise Co. Ltd.                                5,200            295,467
------------------------------------------------------------------------
                                                            $  2,010,354
------------------------------------------------------------------------
Food and Household Products -- 1.9%
------------------------------------------------------------------------
Nestle                                            150       $    278,540
Unilever PLC                                   40,000            356,464
------------------------------------------------------------------------
                                                            $    635,004
------------------------------------------------------------------------
Health and Personal Care -- 7.7%
------------------------------------------------------------------------
Glaxo Wellcome PLC                             12,052       $    357,361
Novartis AG                                       190            279,079
Novartis AG (Bearer Shares)                        30             44,026

                SECURITY                  SHARES            VALUE
------------------------------------------------------------------------

Health and Personal Care (continued)
------------------------------------------------------------------------
Novo Nordisk A/S-B                              4,000       $    393,443
Roche Holding AG                                   25            295,017
Sankyo Co. Ltd.                                20,000            418,634
Smithkline Beecham PLC                         20,113            266,265
Takeda Chemical Industries Ltd.                 6,000            260,205
Zeneca Group PLC                                7,000            274,567
------------------------------------------------------------------------
                                                            $  2,588,597
------------------------------------------------------------------------
Insurance -- 6.7%
------------------------------------------------------------------------
Aegon NV                                        2,500       $    241,036
Allianz AG Holding                              1,200            383,327
ASR Verzekeringsgroep                           2,215            168,969
AXA Colonia Konzern AG                          2,600            247,923
AXA Company                                     1,600            207,153
Prudential Corp.                               12,000            170,658
Schweizer Rueckversicherung                       170            373,268
Scor SA                                         9,500            475,080
------------------------------------------------------------------------
                                                            $  2,267,414
------------------------------------------------------------------------
Leisure and Tourism -- 1.7%
------------------------------------------------------------------------
Northern Leisure PLC                          210,000       $    583,765
------------------------------------------------------------------------
                                                            $    583,765
------------------------------------------------------------------------
Machinery -- 1.0%
------------------------------------------------------------------------
Buderus                                         1,000       $    340,100
------------------------------------------------------------------------
                                                            $    340,100
------------------------------------------------------------------------
Machinery and Engineering -- 1.1%
------------------------------------------------------------------------
Technip SA                                      2,950       $    356,622
------------------------------------------------------------------------
                                                            $    356,622
------------------------------------------------------------------------
Medical Products -- 0.2%
------------------------------------------------------------------------
Qiagen NV                                       1,000       $     73,250
------------------------------------------------------------------------
                                                            $     73,250
------------------------------------------------------------------------
Merchandising -- 2.0%
------------------------------------------------------------------------
Autobacs Seven Co. Ltd.                        12,800       $    481,304
Promodes                                          200            127,140
Woolworths Ltd.                                20,347             64,435
------------------------------------------------------------------------
                                                            $    672,879
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                SECURITY                  SHARES            VALUE
------------------------------------------------------------------------
Miscellaneous Materials and Commodities -- 1.7%
------------------------------------------------------------------------
Mayr-Melnhof                                    9,306       $    453,349
Nitto Denko Corp.                               7,000            132,776
------------------------------------------------------------------------
                                                            $    586,125
------------------------------------------------------------------------
Multi-Industry -- 4.0%
------------------------------------------------------------------------
Hutchison Whampoa                              13,000       $    116,569
IFIL Finanz Di Partecipazoni                   72,400            276,071
International Muller NV                        20,662            459,719
Orkla As A-Aksjer(1)                           11,400            191,763
Tomkins PLC                                    72,159            308,735
------------------------------------------------------------------------
                                                            $  1,352,857
------------------------------------------------------------------------
Pharmaceutical -- 0.5%
------------------------------------------------------------------------
Astrazeneca PLC                                 4,540       $    177,394
------------------------------------------------------------------------
                                                            $    177,394
------------------------------------------------------------------------
Publishing -- 0.2%
------------------------------------------------------------------------
Agora GDR                                       5,000       $     57,500
------------------------------------------------------------------------
                                                            $     57,500
------------------------------------------------------------------------
Real Estate -- 0.1%
------------------------------------------------------------------------
Fastighets AB Balder                              150       $      1,603
Metroplex Berhad                              225,000             32,211
------------------------------------------------------------------------
                                                            $     33,814
------------------------------------------------------------------------
Retail -- 1.7%
------------------------------------------------------------------------
Christian Dior SA                                  12       $      1,574
Fuji Photo Film                                 6,000            226,112
JJB Sports PLC                                 55,000            329,270
------------------------------------------------------------------------
                                                            $    556,956
------------------------------------------------------------------------
Retail - Food and Drug -- 0.8%
------------------------------------------------------------------------
Pizzaexpress PLC                               18,000       $    263,964
------------------------------------------------------------------------
                                                            $    263,964
------------------------------------------------------------------------
Telecommunications -- 7.4%
------------------------------------------------------------------------
Hong Kong Telecom                              62,283       $    167,545
Mannesmann AG                                   1,900            250,826
Portugal Telecom                                9,000            376,176

                SECURITY                  SHARES            VALUE
------------------------------------------------------------------------

Telecommunications (continued)
------------------------------------------------------------------------
Telecom Italia Mobile                         100,000       $    603,702
Telecom Italia SPA                             53,500            567,683
Telefonica                                      6,120            287,572
Vodafone Group PLC                             13,066            240,879
------------------------------------------------------------------------
                                                            $  2,494,383
------------------------------------------------------------------------
Telephone Utilities -- 5.9%
------------------------------------------------------------------------
Mobilcom AG                                     2,500       $    622,455
Primacom AG - ADR                              14,500            308,125
Sonera Group PLC ADR                            5,000            396,253
Telecom Italia SPA ADR                          2,000            212,375
Telecommunication Danmark ADR                   6,000            305,250
Telecommunication Danmark, Class B              1,500            155,025
------------------------------------------------------------------------
                                                            $  1,999,483
------------------------------------------------------------------------
Transportation -- 1.2%
------------------------------------------------------------------------
Mitsui O.S.K. Lines Ltd.                      177,000       $    406,727
------------------------------------------------------------------------
                                                            $    406,727
------------------------------------------------------------------------
Utilities - Electrical and Gas -- 1.7%
------------------------------------------------------------------------
Scottish Power PLC                             36,000       $    297,612
Veba AG                                         5,000            274,940
------------------------------------------------------------------------
                                                            $    572,552
------------------------------------------------------------------------
Total Common Stocks
   (identified cost $30,063,271)                            $ 31,671,510
------------------------------------------------------------------------
PREFERRED STOCKS -- 1.9%

                SECURITY                  SHARES            VALUE
------------------------------------------------------------------------
Construction and Housing -- 1.0%
------------------------------------------------------------------------
Dyckerhoff                                      1,257       $    346,266
------------------------------------------------------------------------
                                                            $    346,266
------------------------------------------------------------------------
Health and Personal Care -- 0.5%
------------------------------------------------------------------------
Fresenius                                       1,000       $    174,818
------------------------------------------------------------------------
                                                            $    174,818
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                SECURITY                  SHARES            VALUE
------------------------------------------------------------------------
Textiles and Apparel -- 0.4%
------------------------------------------------------------------------
Hugo Boss                                          80       $    114,002
------------------------------------------------------------------------
                                                            $    114,002
------------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $656,171)                               $    635,086
------------------------------------------------------------------------
WARRANTS -- 0.0%


                SECURITY                  SHARES            VALUE
------------------------------------------------------------------------
Multi-Industry -- 0.0%
------------------------------------------------------------------------
IFIL Finanz Di Partecipazoni(1)                   350       $        257
------------------------------------------------------------------------
                                                            $        257
------------------------------------------------------------------------
Telecommunications -- 0.0%
------------------------------------------------------------------------
Telefonica SA(1)                                6,120       $      5,706
------------------------------------------------------------------------
                                                            $      5,706
------------------------------------------------------------------------
Total Warrants
   (identified cost $0)                                     $      5,963
------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.8%

                                          FACE AMOUNT
                SECURITY                  (000'S OMITTED)   VALUE
------------------------------------------------------------------------
Federal Home Loan Discount, 4.90%,
5/3/99                                    $     1,608       $  1,607,560
------------------------------------------------------------------------
Total Short-Term Investments
   (identified cost $1,607,560)                             $  1,607,560
------------------------------------------------------------------------
Total Investments -- 100.5%
   (identified cost $32,327,002)                            $ 33,920,119
------------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.5)%                        (159,835)
------------------------------------------------------------------------
Net Assets -- 100.0%                                        $ 33,760,284
------------------------------------------------------------------------

(1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

COUNTRY CONCENTRATION OF PORTFOLIO

                                          PERCENTAGE
COUNTRY                                   OF NET ASSETS   VALUE
----------------------------------------------------------------------
Australia                                       1.4%      $    485,720
Austria                                         1.4%           453,349
Denmark                                         2.5%           853,718
Finland                                         1.9%           644,091
France                                          8.3%         2,816,040
Germany                                        12.4%         4,187,071
Hong Kong                                       2.0%           680,721
Ireland                                         1.5%           511,826
Italy                                           5.9%         1,999,611
Japan                                          17.7%         5,972,510
Malaysia                                        0.1%            32,211
Netherlands                                     9.9%         3,330,440
Norway                                          0.6%           191,763
Poland                                          0.2%            57,500
Portugal                                        1.1%           376,176
Spain                                           2.7%           907,873
Sweden                                          0.3%            91,674
Switzerland                                     5.6%         1,896,472
United Kingdom                                 18.0%         6,085,730
United States                                   7.0%         2,345,623

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 1999
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $32,327,002)                           $ 33,920,119
Cash                                            11,078
Foreign currency, at value
   (identified cost $11,662)                    11,644
Receivable for investments sold                 42,031
Receivable for Fund shares sold                250,625
Dividends receivable                            69,862
Tax reclaim receivable                          26,978
Deferred organization expenses                  46,445
------------------------------------------------------
TOTAL ASSETS                              $ 34,378,782
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $    219,000
Accrued organization expense                    51,630
Payable for Fund shares redeemed               325,355
Payable to affiliate for Trustees' fees             89
Other accrued expenses                          22,424
------------------------------------------------------
TOTAL LIABILITIES                         $    618,498
------------------------------------------------------
NET ASSETS                                $ 33,760,284
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $ 32,304,197
Accumulated net realized loss (computed
   on the basis of identified cost)            (23,334)
Accumulated net investment loss               (112,962)
Net unrealized appreciation (computed on
   the basis of identified cost)             1,592,383
------------------------------------------------------
TOTAL                                     $ 33,760,284
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $ 11,631,060
SHARES OUTSTANDING                           1,156,631
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      10.06
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $10.06)      $      10.67
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $ 15,398,780
SHARES OUTSTANDING                           1,542,307
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.98
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $  6,730,444
SHARES OUTSTANDING                             675,807
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.96
------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 1999
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes,
   $28,117)                               $   192,859
Interest                                       68,953
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   261,812
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   137,500
Trustees fees and expenses                        223
Distribution and service fees
   Class B                                     45,992
   Class C                                     27,871
Custodian fee                                  50,764
Registration fees                              22,739
Legal and accounting services                  19,344
Transfer and dividend disbursing agent
   fees                                        19,250
Printing and postage                            6,875
Amortization of organization expenses           5,794
Miscellaneous                                   1,510
-----------------------------------------------------
TOTAL EXPENSES                            $   337,862
-----------------------------------------------------

NET INVESTMENT LOSS                       $   (76,050)
-----------------------------------------------------

Realized and Unrealized
Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $   124,330
   Foreign currency transactions                 (424)
-----------------------------------------------------
NET REALIZED GAIN                         $   123,906
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 3,362,279
   Foreign currency                            (6,041)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 3,356,238
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 3,480,144
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 3,404,094
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
Increase (Decrease)                       APRIL 30, 1999      PERIOD ENDED
in Net Assets                             (UNAUDITED)         OCTOBER 31, 1998(1)
----------------------------------------------------------------------------------
From operations --
   Net investment loss                       $      (76,050)       $       (37,720)
   Net realized gain (loss)                         123,906               (146,432)
   Net change in unrealized
      appreciation (depreciation)                 3,356,238             (1,763,855)
----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $    3,404,094        $    (1,948,007)
----------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                $    5,567,333        $     9,619,827
      Class B                                     5,486,358             11,302,337
      Class C                                     2,571,919              5,803,262
   Cost of shares redeemed
      Class A                                    (1,751,264)            (2,408,094)
      Class B                                    (1,456,187)              (578,409)
      Class C                                      (945,363)              (907,522)
----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                        $    9,472,796        $    22,831,401
----------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                   $   12,876,890        $    20,883,394
----------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------
At beginning of period                       $   20,883,394        $            --
----------------------------------------------------------------------------------
AT END OF PERIOD                             $   33,760,284        $    20,883,394
----------------------------------------------------------------------------------

Accumulated net
investment loss
included in net assets
----------------------------------------------------------------------------------
AT END OF PERIOD                             $     (112,962)       $       (36,912)
----------------------------------------------------------------------------------

(1) For the period from the start of business, April 22, 1998, to October 31, 1998.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                       SIX MONTHS ENDED                         PERIOD ENDED
                                                       APRIL 30, 1999                           OCTOBER 31,
                                                         (UNAUDITED)                               1998(1)(2)
                                            -------------------------------------     -------------------------------------
                                             CLASS A       CLASS B       CLASS C       CLASS A       CLASS B       CLASS C
---------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period      $  8.840      $  8.810      $  8.800      $ 10.000      $ 10.000      $ 10.000
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                $ (0.004)     $ (0.023)     $ (0.034)     $  0.012      $ (0.039)     $ (0.055)
Net realized and unrealized gain (loss)        1.224         1.193         1.194        (1.172)       (1.151)       (1.145)
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS         $  1.220      $  1.170      $  1.160      $ (1.160)     $ (1.190)     $ (1.200)
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD            $ 10.060      $  9.980      $  9.960      $  8.840      $  8.810      $  8.800
---------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                13.80%        13.28%        13.18%       (11.60)%      (11.90)%      (12.00)%
---------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                 $ 11,631      $ 15,399      $  6,730      $  6,659      $  9,808      $  4,416
Ratios (As a percentage of average daily
   net assets):
   Net expenses                                 1.92%(4)      2.66%(4)      2.91%(4)      1.97%(4)      2.72%(4)      2.97%(4)
   Net expenses after custodian fee
      reduction                                 1.92%(4)      2.66%(4)      2.91%(4)      1.95%(4)      2.70%(4)      2.95%(4)
   Net investment income (loss)                (0.01)%(4)    (0.76)%(4)    (1.03)%(4)     0.25%(4)     (0.80)%(4)    (1.15)%(4)
Portfolio Turnover                                23%           23%           23%           14%           14%           14%
---------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:
Ratios (As a percentage of average daily
   net assets):
   Expenses                                                                               2.20%(4)      2.95%(4)      3.20%(4)
   Expenses after custodian fee
      reduction                                                                           2.18%(4)      2.93%(4)      3.18%(4)
   Net investment income (loss)                                                           0.02%(4)     (1.03)%(4)    (1.38)%(4)
Net investment income (loss) per share                                                $  0.001      $ (0.050)     $ (0.066)
---------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, April 22, 1998, to October 31, 1998.
(2) Net investment income (loss) per share was computed using average shares outstanding.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax-Managed International Growth Fund (the Fund) is a series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Declaration of Trust permits the Trustees to issue interests in the Fund. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. At October 31, 1998, the Fund, for federal income tax purposes, had a capital loss carryover of $147,240 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2006.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed.

 E Forward Foreign Currency Exchange Contracts -- The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average cash

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   balances the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of operating expenses on the Statement of Operations.

 G Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years.

 H Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 I Interim Financial Statements -- The interim financial statements relating to
   April 30, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution annually of all or substantially all of its net realized capital gains. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest distributions in shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary overdistributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                          SIX MONTHS ENDED    PERIOD ENDED
                                          APRIL 30, 1999      OCTOBER 31,
CLASS A                                   (UNAUDITED)         1998(1)
-------------------------------------------------------------------------------
Sales                                               588,915             993,335
Redemptions                                        (185,327)           (240,292)
-------------------------------------------------------------------------------
NET INCREASE                                        403,588             753,043
-------------------------------------------------------------------------------


                                          SIX MONTHS ENDED    PERIOD ENDED
                                          APRIL 30, 1999      OCTOBER 31,
CLASS B                                   (UNAUDITED)         1998(1)
-------------------------------------------------------------------------------
Sales                                               584,693           1,177,721
Redemptions                                        (155,576)            (64,531)
-------------------------------------------------------------------------------
NET INCREASE                                        429,117           1,113,190
-------------------------------------------------------------------------------

                                          SIX MONTHS ENDED    PERIOD ENDED
                                          APRIL 30, 1999      OCTOBER 31,
CLASS C                                   (UNAUDITED)         1998(1)
-------------------------------------------------------------------------------
Sales                                               275,862             602,832
Redemptions                                        (101,821)           (101,066)
-------------------------------------------------------------------------------
NET INCREASE                                        174,041             501,766
-------------------------------------------------------------------------------

(1) For the period from the start of business, April 22, 1998, to October 31, 1998.

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) earns an investment adviser fee as compensation for management and investment advisory services rendered to the Fund. The fee is computed at the monthly rate of 1/12 of 1% (1.00% per annum) of the Fund's average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 1999 the effective annual rate, based on average daily net assets was 1.00%.

   Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain officers and Trustees of the Fund are officers of the above organization. Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Fund's principal underwriter, received $14,529 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 1999.

   Trustees of the Fund who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 1999, no significant amounts have been deferred.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has adopted a Service Plan for the Fund's Class A shares (the "Class A Plan") that is designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. The Class A Plan provides that the Fund may make service fee payments for personal services and/or the maintenance of shareholder accounts to the Principal Underwriter, financial service firms ("Investment Dealers") and other persons in amounts not exceeding 0.25% of average daily net assets for Class A shares for any fiscal year. The Trustees have initially implemented the Class A Plan by authorizing quarterly service fee payments to the Principal Underwriter and Investment Dealers in amounts not expected to exceed 0.25% of the average daily net assets for any fiscal year which is based on the value of Class A shares sold by such persons and remaining outstanding for at least twelve months. Class A expects to begin making service fee payments during the quarter ended June 30, 1999.

   The Fund has also adopted distribution plans ("Class B Plan" and "Class C Plan", collectively the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans, which are approved annually, require the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 1/365 of 0.75% of the Fund's Class B and Class C daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus
   (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges due EVD, of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. For the six months ended April 30, 1999, the Fund paid or accrued $45,992 and $20,903, respectively, to or payable to EVD representing 0.75% (annualized) of average daily net assets of Class B and Class C shares, respectively. At April 30, 1999, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $719,000 and $493,000 for Class B and Class C shares, respectively.

   In addition, the Plans authorize the Fund to make payments of service fees to EVD, Investment Dealers, and other persons in amounts not exceeding 0.25% of their average daily net assets for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Under the Class B Plan, this fee is paid quarterly in arrears based on the value of Class B shares sold by such persons and remaining outstanding for at least twelve months. Under the Class C Plan, EVD currently expects to pay to an Investment Dealer (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of the Class C shares sold by such Dealer and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such Dealer and remaining outstanding for at least one year. During the first year after a purchase of Class C shares, EVD will retain the service fee as reimbursement for the service fee payment made to Investment Dealers at the time of sale. For the six months ended April 30, 1999, Class C paid or accrued service fees to or payable to EVD in the amount of $6,968. Class B expects to begin making service fee payments during the quarter ending June 30, 1999. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   Class B and Class C shares are each subject to a contingent deferred sales charge (CDSC). A CDSC generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase.

   Generally, the CDSC is based on the lower of the net asset value at the date of redemption or date of purchase. No charge is levied on Class B and Class C shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on Class B and Class C shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under various other conditions. CDSC received on Class B and C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B's and Class C's Distribution Plans (see Note 5). CDSC charges received on Class B and C redemptions when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $20,000 and $3,000 of CDSC paid by shareholders of Class B and Class C shares, respectively, during the six months ended April 30, 1999.

7 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $14,316,294 and $5,800,789, respectively, for the six months ended April 30, 1999.

8 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 1999, as computed on a federal income tax basis, are as follows:

AGGREGATE COST                            $ 32,327,002
------------------------------------------------------
Gross unrealized appreciation             $  3,457,507
Gross unrealized depreciation               (1,864,390)
------------------------------------------------------
NET UNREALIZED APPRECIATION               $  1,593,117
------------------------------------------------------

9 Line of Credit
-------------------------------------------
   The Fund participates with other funds and portfolios managed by EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The Fund may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each fund or portfolio based on its borrowings at an amount above the Eurodollar rate or federal funds advanced funding rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating funds and portfolios at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 1999.

10  Risks associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 1999

INVESTMENT MANAGEMENT

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND

Officers

James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law, Georgetown University Law Center

John L. Thorndike
Former Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER AND ADMINISTRATOR OF EATON VANCE
TAX-MANAGED INTERNATIONAL GROWTH FUND
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
FIRST DATA INVESTOR SERVICES GROUP
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123


EATON VANCE
TAX-MANAGED INTERNATIONAL GROWTH FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


-------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
-------------------------------------------------------------------------------

2-2146-6/99                                                           IGSRC-6/99